Short-term investments and Cash and Cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Short term investments1 [abstract]
Treasury position	€ 26,700
Cash burned	€ (12,646)	€ (16,071)	€ 12,600